DERIVATIVE LIABILITY: weighted average pricing model (Details) (USD $)	1 Months Ended	9 Months Ended
	Oct. 31, 2012	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012 Maximum [Member]	Oct. 29, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Oct. 29, 2012 Minimum [Member]
Stock Price	$ 0.5	$ 0.32
Risk-free interest rate	0.25%	0.25%
Expected volatility	198.75%	143.20%
Expected life (in years)	5 years	4 years 9 months 18 days
Expected dividend yield	0.00%	0.00%
Derivative Liability	$ 523,458	$ 289,137	$ 0
Exercise Price				$ 0.7	$ 0.7	$ 0.63	$ 0.63